Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Debt [Table Text Block]
	06-30-2018	12-31-2017
France term loan	613	700
Japanese term loan (YEN)	-	40
Germany term loan	728	399
Italy term loan	53	78
Total long term debt	1,394	1,217
Less current portion	(375)	(383)
Total long-term portion	1,019	834

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%	Monthly instalment
	10,000,000	June 30, 2018	2.10%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	400,000	March 31, 2023	2.40%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Reimbursement Periodicity
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

Schedule of Derivative Instruments [Table Text Block]
	06-30-2018	12112-31-2017
Investor Warrants	319	840
Total	319	840
Less current portion	(319)	(840)
Total long-term portion	-	-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	At inception date	June 30, 2018	December 31, 2017
Share price at closing date	$3.96	$3.03	$2.87
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.40%	57.40%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.13	$0.26
Total fair value (in thousand)	$3.525	$193	$392
Total equivalent amount (in thousand €)	€2,725	€166	€328
	At inception date	June 30, 2018	December 31, 2017
Share price at closing date	3.64	3.03	2.87
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.40%	57.40%
Dividend rates	0%	0%	0%
Unit fair value	$1.09	$0.05	$0.19
Total fair value (in thousand)	$3.579	$179	$614
Total equivalent amount (in thousand €)	€3,168	€153	€513

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2018	529
2019	395
2020	364
2021	284
2022	112
2023	28
Total	1,713